Employee Retirement Plans - Summary of Accumulated Other Comprehensive Income before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net loss	$ (18)
Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net loss	467	424
Net transition obligation	1	1
Net prior service cost	2	(1)
Total	470	424
Non-Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net loss	53	43
Net transition obligation
Net prior service cost
Total	$ 53	$ 43